Long-Term Debt and Other Financial Liabilities, Other Financial Liabilities - Sale and Leaseback Transactions (Details) $ in Thousands				5 Months Ended	12 Months Ended
	Nov. 07, 2018 USD ($) shares	Jun. 28, 2018 USD ($)	Apr. 10, 2017 shares	Jun. 27, 2017 shares	Dec. 31, 2019 USD ($) Vessel Installment shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 07, 2023 USD ($)
Secured Credit Facilities [Abstract]
Deposit paid					$ 0	$ 4,075	$ 0
Deposits assets, non-current					1,325	3,495
Principal amount outstanding					185,509	198,607
Deposit made under sale and leaseback agreement					$ 2,925	2,925
Issuance of common stock and warrants (in shares) | shares			8,333	185,477	18,067,631
Fair value of stock issued						1,541	$ 2,597
Percentage of net income limit for declaring dividends					50.00%
Term to meet consolidated installment and debt interest payments					18 months
Net book value					$ 254,167	$ 243,717
Vessels Subject to Mortgages [Member]
Secured Credit Facilities [Abstract]
Number of vessels secured by first and second priority mortgages | Vessel					8
Net book value					$ 195,993
Bareboat Chartered Vessels [Member]
Secured Credit Facilities [Abstract]
Net book value					$ 57,788
Number of vessels serving as collateral for bareboat lease agreements | Vessel					2
Sale and Leaseback Agreement dated June 28, 2018 [Member]
Secured Credit Facilities [Abstract]
Sale and leaseback		$ 26,500
Term of charter contract					8 years
Purchase obligation		5,299
Proceeds from sale of vessel		18,550
Upfront charterhire payment		6,625
Deposit paid		$ 1,325
Number of consecutive payment installments | Installment					32
Frequency of periodic payment					Quarterly
Installment payment					$ 456
Balloon payment					$ 5,299
Maturity date					Jun. 29, 2026
Minimum value maintenance ratio to be maintained					1.2
Principal amount outstanding					$ 17,142
Sale and Leaseback Agreement dated June 28, 2018 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate					4.00%
Sale and Leaseback Agreement dated November 7, 2018 [Member]
Secured Credit Facilities [Abstract]
Sale and leaseback	$ 23,500
Term of charter contract					5 years
Purchase obligation	14,051
Deposit paid	2,750
Deposits assets, non-current					$ 248
Number of consecutive payment installments | Installment					60
Frequency of periodic payment					Monthly
Installment payment					$ 167
Balloon payment					$ 14,051
Maturity date					Nov. 07, 2023
Principal amount outstanding					$ 21,515
Deposit made under sale and leaseback agreement					$ 1,600
Interest rate					4.71%
Additional percentage payment for difference between market price and floor price					20.00%
Floor price	$ 30,000
Issuance of common stock and warrants (in shares) | shares	120,000
Fair value of stock issued	$ 1,541
Sale and Leaseback Agreement dated November 7, 2018 [Member] | Plan [Member]
Secured Credit Facilities [Abstract]
Floor price								$ 22,773
Scrubber Tranche [Member]
Secured Credit Facilities [Abstract]
Principal amount outstanding					$ 2,708